INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JANUARY 19, 2022 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Aerospace & Defense ETF (PPA)
Invesco BuyBack AchieversTM ETF (PKW)
Invesco Dividend AchieversTM ETF (PFM)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Invesco DWA Consumer Staples Momentum ETF (PSL)
Invesco DWA Energy Momentum ETF (PXI)
Invesco DWA Financial Momentum ETF (PFI)
Invesco DWA Healthcare Momentum ETF (PTH)
Invesco DWA Industrials Momentum ETF (PRN)
Invesco DWA Momentum ETF (PDP)
Invesco DWA Technology Momentum ETF (PTF)
Invesco DWA Utilities Momentum ETF (PUI)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
Invesco Dynamic Building & Construction ETF (PKB)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
Invesco Dynamic Food & Beverage ETF (PBJ)
Invesco Dynamic Large Cap Growth ETF (PWB)
Invesco Dynamic Large Cap Value ETF (PWV)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
Invesco Dynamic Market ETF (PWC)
Invesco Dynamic Media ETF (PBS)
Invesco Dynamic Networking ETF (PXQ)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
Invesco Dynamic Pharmaceuticals ETF (PJP)
Invesco Dynamic Semiconductors ETF (PSI)
Invesco Dynamic Software ETF (PSJ)
Invesco Financial Preferred ETF (PGF)
Invesco FTSE RAFI US 1000 ETF (PRF)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Invesco Global Listed Private Equity ETF (PSP)
Invesco Golden Dragon China ETF (PGJ)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
Invesco International Dividend AchieversTM ETF (PID)
Invesco MSCI Sustainable Future ETF (ERTH)
Invesco NASDAQ Internet ETF (PNQI)
Invesco Raymond James SB-1 Equity ETF (RYJ)
Invesco S&P 100 Equal Weight ETF (EQWL)
Invesco S&P 500 BuyWrite ETF (PBP)
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P 500 GARP ETF (SPGP)
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P 500® Quality ETF (SPHQ)
Invesco S&P 500® Top 50 ETF (XLG)
Invesco S&P 500 Value with Momentum ETF (SPVM)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P MidCap Momentum ETF (XMMO)
Invesco S&P MidCap Quality ETF (XMHQ)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Invesco S&P SmallCap Momentum ETF (XSMO)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Invesco S&P Spin-Off ETF (CSD)
Invesco Water Resources ETF (PHO)
Invesco WilderHill Clean Energy ETF (PBW)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund,” and collectively, the “Funds”)
Effective immediately, the Funds’ Prospectuses and Statement of Additional Information are revised as noted below.
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In Invesco Global Listed Private Equity ETF’s Summary Prospectus and Statutory Prospectus, the subsection titled “Restrictions on Investments Risk” in the section titled “Principal Risks of Investing in the Fund” is deleted and replaced with the following:
Restrictions on Investments Risk. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies, unless such purchases are made in accordance with Section 12(d)(1) of the 1940 Act or the rules thereunder. This limitation could inhibit the Fund’s ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.
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In each Fund’s Statutory Prospectus, the first paragraph in the section titled “Other Information” is deleted.
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In each Fund’s Statement of Additional Information, the subsection titled “Other Investment Companies” in the section titled “Investment Strategies and Risks – Investment Risks” is deleted and replaced with the following:
1

Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, a Fund may purchase shares of other investment companies, including exchange-traded funds (“ETFs”), non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
A Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Securities Exchange Act of 1934, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
In October 2020, the SEC adopted Rule 12d1-4 under the 1940 Act to create a regulatory framework for funds’ investments in other funds. Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Please Retain This Supplement For Future Reference.
TRUST I-PROSAI-SUP 011922